Taxation - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Balance, beginning	¥ 168,416	$ 23,073	¥ 172,557
Additions based on tax positions related to current year	467	64	3,086
Reversal based on tax positions related to prior years	(7,932)	(1,087)	(9,651)
Foreign exchange translation adjustments	2,169	297	2,424
Balance, ending	¥ 163,120	$ 22,347	¥ 168,416